ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Voyage expenses	$ 3,467	$ 3,229
Ship operating expenses	6,424	6,496
Administrative expenses	935	1,207
Tax expenses	12	189
Interest expenses	7,029	6,757
Accrued expenses	$ 17,867	$ 17,878